Schedule of Future Minimum Lease Payments for Capital Leases (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
2014	€ 205
2015	175
2016	143
2017	72
Thereafter	13
Total minimum lease payments	608
Less: amount representing interest	(46)
Present value of minimum lease payments	563
Current portion of capital lease obligations	184	459
Long-term portion	€ 378	€ 494